Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Classes Of Inventories [Abstract]
Inventory cost	$ 15,418,032	$ 17,612,876
Other inventory costs	$ 1,409,562	1,331,445
Impairment loss on inventories		$ 2,376,969